Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2025
Acquisitions and Divestitures
Acquisitions and Divestitures

21.Acquisitions and Divestitures

Subsequent to December 31, 2025

Sale of Eurolife life insurance operations to Eurobank

On October 13, 2025 the company announced that it had entered into a term sheet with Eurobank pursuant to which Eurobank will acquire the company’s 80.0% equity interest in the life insurance operations of Eurolife (the “Eurolife Life Operations”) for cash consideration of approximately $955 (€813.0). The company will continue to maintain its 80.0% equity interest in Eurolife General, the property and casualty insurance business operated by Eurolife. Concurrently, the company will purchase a 45.0% equity interest in Eurobank’s Cyprus non-life insurance company ERB Asfalistiki (“ERBA”) for cash consideration of approximately $69 (€59.0), with an option to acquire the remainder of ERBA in the future. The proposed transactions are subject to entry into definitive agreements and customary closing conditions and are expected to close in the second quarter of 2026.

Assets held for sale and liabilities associated with assets held for sale as presented on the company’s consolidated balance sheet at December 31, 2025 were comprised of the assets and liabilities of the Eurolife Life Operations as follows:

			As presented on the
	Eurolife Life	Consolidation	consolidated
	Operations	adjustments(1)	balance sheet
Assets held for sale:
Portfolio investments(2)	2,338.8	(675.2)	1,663.6
Reinsurance contract assets held	5.5	—	5.5
Deferred income tax assets	0.9	—	0.9
Goodwill and intangible assets	9.0	—	9.0
Other assets	2,158.2	(391.3)	1,766.9
	4,512.4	(1,066.5)	3,445.9

Liabilities associated with assets held for sale:
Accounts payable and accrued liabilities	142.0	(34.5)	107.5
Derivative obligations	—	—	—
Deferred income tax liabilities	83.6	—	83.6
Insurance contract payables	643.7	—	643.7
Insurance contract liabilities	2,803.3	—	2,803.3
	3,672.6	(34.5)	3,638.1
(1)	Primarily reflects portfolio investments held through various investment funds which Fairfax will continue to consolidate after closing of the proposed sale, certain investments which are expected to be retained by Fairfax and investments in Fairfax subsidiaries.
(2)	Includes cash and cash equivalents of $104.6. See note 25.

Year ended December 31, 2025

Acquisition of The Keg Royalties Income Fund and subsequent re-organization of Keg Restaurants Ltd.

On August 13, 2025 the company, through a subsidiary holding company, completed the acquisition of all of the issued and outstanding units of The Keg Royalties Income Fund (“The Keg Fund”) that it did not already own for cash consideration of Cdn$18.60 per unit or $150.1 (Cdn$206.5) and recorded the transaction as an asset purchase substantially comprised of the brand name and other intellectual property used in the operation of The Keg restaurants. Subsequently, on September 25, 2025 the company completed a re-organization whereby its subsidiary Keg Restaurants Ltd., which was held through Recipe, amalgamated with the acquirer of The Keg Fund and the amalgamated entity was renamed Keg Restaurants Ltd. (“The Keg”). The company then partnered with a strategic third party who assumed operational control of The Keg by subscribing for shares and entering into a shareholders agreement, resulting in the company deconsolidating the assets and liabilities of The Keg from its Non-insurance companies reporting segment and recording its retained interest in The Keg as an investment in associate.

Reverse take-over of Boat Rocker by Blue Ant Media Inc. and Boat Rocker management buyout

On August 1, 2025 Blue Ant Media Inc. (“Blue Ant”) became a public company via a reverse take-over of Boat Rocker, pursuant to which Boat Rocker acquired all shares of Blue Ant by exchanging 1.25 Boat Rocker shares for each share of Blue Ant. Concurrently, Boat Rocker sold certain of its production and distribution assets to a privately owned company controlled by certain members of Boat Rocker’s management. Prior to transaction close Boat Rocker had recorded impairment charges of $108.6 in 2025. Upon closing, Boat Rocker was renamed Blue Ant Media Corporation (“Blue Ant Media”) and the company deconsolidated the assets and liabilities of Blue Ant Media from its Non-insurance companies reporting segment and recorded its retained interest in Blue Ant Media at FVTPL within portfolio investments.

Year ended December 31, 2024

Acquisition of additional interest in Peak Achievement Athletics Inc.

On December 20, 2024 the company increased its equity interest in Peak Achievement Athletics Inc. (“Peak Achievement”) to 100.0% by acquiring the 42.6% equity interest owned by Sagard Holdings Inc. and the 14.8% equity interest owned by other minority shareholders for purchase consideration of $765.0, comprised of new non-recourse borrowings of $339.0 (by a newly formed purchasing entity, which amalgamated with Peak Achievement upon close), the company’s existing 42.6% equity interest in Peak Achievement with a fair value of $325.7 and cash consideration of $100.3. The assets acquired and liabilities assumed of Peak Achievement were consolidated in the company’s Non-insurance companies reporting segment, pursuant to which the company remeasured its existing 42.6% equity accounted investment in Peak Achievement to its fair value of $325.7 and recorded a pre-tax gain of $203.4 in net gains on investments in the consolidated statement of earnings. Peak Achievement is engaged in the design, manufacture and distribution of performance sports equipment and related apparel and accessories for ice hockey, roller hockey and lacrosse, under brands such as Bauer Hockey, Cascade Lacrosse and Maverik Lacrosse.

Acquisition of additional interest in Meadow Foods Limited

On November 29, 2024 the company increased its equity interest in Meadow Foods Limited (“Meadow Foods”) to 93.2% for purchase consideration of $333.1, comprised of the company’s existing equity interest in Meadow Foods with a fair value of $250.5 (£197.1, which approximated carrying value) and additional consideration of $82.6 (£65.0). The assets acquired and liabilities assumed of Meadow Foods were consolidated in the company’s Non-insurance companies reporting segment. Meadow Foods is a value-added milk, fats, fresh confectionery and plant-based bulk ingredients business.

Acquisition of Sleep Country Canada Holdings Inc.

On October 1, 2024 the company acquired all of the issued and outstanding common shares of Sleep Country Canada Holdings Inc. (“Sleep Country”) for purchase consideration of $880.6 (Cdn$1.2 billion) or Cdn$35.00 per common share, and commenced consolidating the assets, liabilities and results of operations of Sleep Country in its Non-insurance companies reporting segment. The purchase consideration was comprised of cash of $562.7 (Cdn$759.9) and new non-recourse borrowings of $317.9 (Cdn$429.2) by a newly formed purchasing entity, which amalgamated with Sleep Country upon close. On January 1, 2025 Sleep Country Canada Holdings Inc. amalgamated with its subsidiary Sleep Country Canada Inc., with the amalgamated entity renamed Sleep Country Canada Inc. (“Sleep Country”). Sleep Country is a specialty sleep retailer with a national retail store network and multiple e-commerce platforms.

The determination of the fair value of assets acquired and liabilities assumed in connection with the acquisitions described above are summarized in the table that follows.

	Sleep Country(1)	Meadow Foods(1)	Peak Achievement	Total
Acquisition date	October 1, 2024	November 29, 2024	December 20, 2024
Percentage equity interest in acquiree	100.0%	93.2%	100.0%

Assets:
Portfolio investments(2)	27.9	12.5	64.1	104.5
Deferred income tax assets	16.7	—	0.3	17.0
Goodwill and intangible assets(3)	969.9	553.8	714.0	2,237.7
Other assets(4)	455.9	204.0	332.0	991.9
Total assets	1,470.4	770.3	1,110.4	3,351.1

Liabilities:
Accounts payable and accrued liabilities(5)	382.0	107.5	194.7	684.2
Deferred income tax liabilities	77.2	89.8	68.3	235.3
Borrowings - non-insurance companies(6)	130.6	239.5	82.4	452.5
Total liabilities	589.8	436.8	345.4	1,372.0
Non-controlling interests	—	0.4	—	0.4
Purchase consideration(6)	880.6	333.1	765.0	1,978.7
	1,470.4	770.3	1,110.4	3,351.1
(1)	Amounts translated into U.S. dollars at the acquisition date.
(2)	Portfolio investments include subsidiary cash and cash equivalents of $100.7.
(3)	Comprised of goodwill of $547.6 and intangible assets of $422.3 (primarily brand names of $365.4) at Sleep Country, goodwill of $271.0 and intangible assets of $443.0 (primarily brand names of $342.6) at Peak Achievement, and goodwill of $226.8 and intangible assets of $327.0 (primarily customer relationships of $241.1) at Meadow Foods.
(4)	Primarily comprised of premises and equipment and right-of-use assets of $311.0 and inventory of $94.5 at Sleep Country, non-insurance revenue receivables of $116.0 and inventory of $133.7 at Peak Achievement, and premises and equipment and right-of-use assets of $85.9 and non - insurance revenue receivables of $78.1 at Meadow Foods.
(5)	Primarily comprised of lease liabilities of $226.3 and payables related to costs of sales of $108.8 at Sleep Country, and payables related to costs of sales of $78.8 at Meadow Foods.
(6)	Borrowings - non-insurance companies excludes the new borrowings described above that were drawn by the newly formed purchasing entities which amalgamated with Sleep Country and Peak Achievement upon close of the respective transactions. The new borrowings included in the respective purchase consideration, together with the borrowings assumed on the acquisitions, are included in Borrowings - non insurance companies on the consolidated balance sheet at December 31, 2024. See note 15 for details.